Acquisitions and Disposals - Summary of Investment in Associates and Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Net cash outflow from investing activities	£ (5,354)	£ (1,553)	£ (1,443)
Associates and joint ventures 2018 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received		3
Net cash outflow from investing activities		3
2017 disposals [member]
Disclosure of detailed information about business combination [line items]
Transaction Costs			8
Associates and joint ventures 2017 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received			198
Transaction costs paid			(2)
Net cash outflow from investing activities			196
2019 disposals [member]
Disclosure of detailed information about business combination [line items]
Transaction Costs	27
Business combinations [member] | 2018 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received		2
Net deferred consideration received		24
Net cash outflow from investing activities		26
Business combinations [member] | 2017 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received			256
Net deferred consideration received			39
Cash and cash equivalents divested			(6)
Transaction costs paid			(7)
Net cash outflow from investing activities			282
Business combinations [member] | 2019 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received	161
Net deferred consideration received	29
Transaction Costs	(73)
Cash and cash equivalents divested	(13)
Net cash outflow from investing activities	104
Business combinations [member] | Cash flows in 2019 [member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received	(3,860)
Transaction Costs	(95)
Cash and cash equivalents divested	384
Net cash outflow from investing activities	(3,571)
Associates and JV investments [member] | 2018 investments [member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received		(10)
Net cash outflow from investing activities		£ (10)
Associates and JV investments [member] | 2017 investments [member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received			(15)
Net cash outflow from investing activities			£ (15)
Associates and JV investments [member] | 2019 investments [member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received	(11)
Net deferred consideration received	0
Net cash outflow from investing activities	£ (11)